Note 9. Income Tax Matters: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2015	2014
Gross deferred tax liabilities:
Property and equipment and intangible assets	0	(68,700)
Gross deferred tax assets:
Loss carryforwards	6,465,100	6,016,600
Property and equipment and intangible assets	55,600	0
Pension plan withdrawal exp in excess of payments	138,700	132,400
Stock options and warrants	1,593,900	1,396,100
Subsidiary acquisition basis step up	21,400	42,800
Allowance for doubtful accounts	11,200	34,400
Deferred compensation and unpaid salaries	86,900	95,800
Litigation settlement - non-cash portion	54,500	54,500
Other	100	400
Less valuation allowance	(8,427,400)	(7,704,300)
	0	0